FEDERATED ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 13, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:  FEDERATED ADVISER SERIES (the “Registrant”)

FEDERATED EMERGING MARKETS EQUITY FUND

Institutional Shares

FEDERATED INTERNATIONAL EQUITY FUND

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

FEDERATED INTERNATIONAL GROWTH FUND

Institutional Shares

FEDERATED MDT LARGE CAP VALUE FUND

Class A Shares

Class C Shares

Institutional Shares

(each, a “Fund” or collectively, the “Funds”)

1933 Act File No. 333-

1940 Act File No. 811-23259

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Funds under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which each Fund would acquire all or substantially all of the assets of the corresponding series of the PNC Funds as set forth in the chart below, in exchange for the shares of the applicable share class(es) of the Fund:

PNC Emerging Markets Equity Fund Class A Class I Class R6	Federated Emerging Markets Equity Fund Institutional Shares Institutional Shares Institutional Shares

PNC International Equity Fund Class A Class C Class I Class R6	Federated International Equity Fund Class A Class C Institutional Shares Class R6

PNC International Growth Fund Class A Class I Class R6	Federated International Growth Fund Institutional Shares Institutional Shares Institutional Shares

PNC Multi-Factor Large Cap Value Fund Class A Class C Class I	Federated MDT Large Cap Value Fund Class A Class C Institutional Shares

We would appreciate receiving any comments you may have by August 28, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (724) 720-8832.

Very truly yours,

/s/Christina A. Eifler

Christina A. Eifler

Senior Paralegal

Enclosures